Nature of Business and Organization - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Mar. 31, 2026
ALE (BVI) Limited (“BVI Sub”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A BVI company● Incorporated on February 20, 2020
Ownership	100.00%
Principal activities	Investment holding
ALE Corporate Services Ltd (“ALECS”), [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A Hong Kong company● Incorporated on June 30, 2014
Ownership	100.00%
Principal activities	Providing corporate consultancy, taxation and company secretarial services to small and medium-sized businesses